Note 3 - Accounts and notes receivable, net	12 Months Ended
Dec. 31, 2025
Notes
Note 3 - Accounts and notes receivable, net

Note 3 – Accounts and notes receivable, net

	As of December 31, 2025	As of December 31, 2024

Accounts receivable	$3,699,045	$2,605,556
Notes receivable	331,955	322,908
Allowance for credit losses	(548,827)	(534,562)
Total accounts and notes receivable, net	$3,482,173	$2,393,902

Movements of allowance for credit losses of accounts and notes receivables are as follows:

	For the Years Ended December 31,
	2025	2024	2023

Beginning balance	$534,562	$472,293	$303,311
Addition	-	77,399	178,118
Reversal	(506)	-	-
Exchange rate effect	14,771	(15,130)	(9,136)
Ending balance	$548,827	$534,562	$472,293